SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Prospectus of each of the listed funds:

Scudder 21st Century Growth Fund                Scudder Health Care Fund                    Scudder Pacific Opportunities Fund
Scudder Balanced Fund                           Scudder High Income Opportunity             Scudder Pathway Series: Conservative
Scudder California Tax-Free Income Fund            Fund                                        Portfolio
Scudder Capital Growth Fund                     Scudder High Yield Tax-Free Fund            Scudder Pathway Series: Growth
Scudder Cash Investment Trust                   Scudder Income Fund                            Portfolio
Scudder Development Fund                        Scudder International Fund                  Scudder Pathway Series: Moderate
Scudder Emerging Markets Growth Fund            Scudder Large Company Growth Fund              Portfolio
Scudder Emerging Markets Income Fund            Scudder Large Company Value Fund            Scudder S&P 500 Index Fund
Scudder Global Fund                             Scudder Latin America Fund                  Scudder Select 500 Fund
Scudder Global Bond Fund                        Scudder Managed Municipal Bond Fund         Scudder Short Term Bond Fund
Scudder Global Discovery Fund                   Scudder Massachusetts Tax-Free Fund         Scudder Small Company Stock Fund
Scudder GNMA Fund                               Scudder Medium Term Tax-Free Fund           Scudder Small Company Value Fund
Scudder Gold & Precious Metals Fund             Scudder Money Market Series                 Scudder Tax Free Money Fund
Scudder Greater Europe Growth Fund              Scudder New York Tax-Free Income            Scudder Technology Innovation Fund
Scudder Growth and Income Fund                     Fund                                     Scudder US Treasury Money Fund

Administrative Services Agreement

New fee rates effective January 1, 2003:

The Boards of the funds listed in the table below approved new fee rates paid by each class pursuant to the Administrative Services Agreement between Deutsche Investment Management Americas Inc. (DeIM) and each relevant fund effective January 1, 2003. Under this Agreement, in exchange for the payment of an administrative fee, DeIM provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by DeIM under its investment management agreement with each fund). Pursuant to the amended Agreement, the administrative fees for certain of the funds have increased. The new administrative fee rate and the restated total annual operating expenses for each affected fund are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                              Administrative Fee           Restated Total Annual
Fund Name                                      Class                Rate (%)               Operating Expenses (%)
----------------------------------------------------------------------------------------------------------------------
Scudder Balanced Fund                          AARP                      .445                        .92
----------------------------------------------------------------------------------------------------------------------
Scudder Balanced Fund                           S                        .445                        .92
----------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                    AARP                      .410                        .99
----------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                     S                        .410                        .99
----------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                            AARP                      .470                       1.44
----------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                             S                        .470                       1.44
----------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund             AARP                      .455                       1.46
----------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund              S                        .455                       1.46
----------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                 AARP                      .355                        .81
----------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                  S                        .490                        .94
----------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                       AARP                      .540                       1.39
----------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                        S                        .540                       1.39
----------------------------------------------------------------------------------------------------------------------
Scudder International Fund                     AARP                      .665                       1.35
----------------------------------------------------------------------------------------------------------------------
Scudder International Fund                      S                        .565                       1.25
----------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund               AARP                      .400                        .99
----------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                S                        .400                        .99
----------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation Fund             AARP                      .700                       1.56
----------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation Fund              S                        .700                       1.56
----------------------------------------------------------------------------------------------------------------------

New expense limitations effective October 1, 2003:

DeIM has indicated its intention to terminate the Administrative Services Agreement between DeIM and each fund effective September 30, 2003. Effective October 1, 2003 through September 30, 2005, DeIM has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of each fund at certain established levels. In the case of funds listed in the table above, these fee waivers and reimbursements will limit expenses to approximately the "Restated Total Annual Operating Expense" levels shown above. For other funds, notwithstanding these fee waivers and reimbursements, fund expenses are generally expected to be higher than the levels set forth in each fund's current prospectus after September 30, 2003. Shareholders will be notified separately of the specific expense arrangements that have been established for their fund.

January 1, 2003